Expense Example - American Beacon Funds	Aug. 31, 2025 USD ($)
American Beacon DoubleLine Floating Rate Fund | A Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 349
Expense Example, with Redemption, 3 Years	569
Expense Example, with Redemption, 5 Years	809
Expense Example, with Redemption, 10 Years	1,486
American Beacon DoubleLine Floating Rate Fund | C Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	281
Expense Example, with Redemption, 3 Years	562
Expense Example, with Redemption, 5 Years	969
Expense Example, with Redemption, 10 Years	2,104
American Beacon DoubleLine Floating Rate Fund | Y Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	82
Expense Example, with Redemption, 3 Years	258
Expense Example, with Redemption, 5 Years	449
Expense Example, with Redemption, 10 Years	1,002
American Beacon DoubleLine Floating Rate Fund | R5 Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	76
Expense Example, with Redemption, 3 Years	239
Expense Example, with Redemption, 5 Years	416
Expense Example, with Redemption, 10 Years	929
American Beacon DoubleLine Floating Rate Fund | Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	107
Expense Example, with Redemption, 3 Years	336
Expense Example, with Redemption, 5 Years	584
Expense Example, with Redemption, 10 Years	1,293
American Beacon DoubleLine Select Income Fund | Y Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	61
Expense Example, with Redemption, 3 Years	197
American Beacon DoubleLine Select Income Fund | R6 Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	60
Expense Example, with Redemption, 3 Years	193
American Beacon DoubleLine Select Income Fund | Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	87
Expense Example, with Redemption, 3 Years	$ 280